Vessels, Port Terminal and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726
Additions	85,699	(63,287)	22,412
Balance December 31, 2013	1,717,599	(308,461)	1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	1,841,140	(376,794)	1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	$1,841,140	$(447,688)	$1,393,452

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$78,489	$(14,251)	$64,238
Additions	24,563	(2,853)	21,710
Disposals	(22)	22	—
Balance December 31, 2013	103,030	(17,082)	85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	106,399	(20,467)	85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	$108,686	$(23,898)	$84,788

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$355,625	$(77,398)	$278,227
Additions	9,971	(16,384)	(6,413)
Transfers	3,030	—	3,030
Balance December 31, 2013	368,626	(93,782)	274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	464,966	(111,137)	353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	$470,944	$(131,144)	$339,800

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$12,893	$(4,125)	$8,768
Additions	2,837	(1,048)	1,789
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	12,700	(5,173)	7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	13,426	(6,390)	7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	$13,869	$(7,948)	$5,921

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,078,907	$(340,948)	$1,737,959
Additions	123,070	(83,572)	39,498
Write-off	(22)	22	—
Balance December 31, 2013	2,201,955	(424,498)	1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	2,425,931	(514,788)	1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961

Deposits for Vessels and Port Terminals Acquisitions
On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,000 deadweight tons (“dwt”) Panamax vessel and one 180,600 dwt Capesize vessel, to be built in Japan. The vessels' acquisition prices are $31,800 and $52,000, respectively, and were delivered in January 2016. As of December 31, 2015 and 2014, Navios Holdings had paid deposits for both vessels totaling $29,695 and $22,140, respectively.
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three new pushboats with a purchase price of $7,552 for each pushboat. As of December 31, 2015 and December 31, 2014, Navios Logistics had paid $14,770 and $6,920, respectively, for the construction of the new pushboats, which are expected to be delivered in the second quarter of 2016.
As of December 31, 2015 and December 31, 2014, Navios Logistics paid $29,484 and $16,305, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $5,847 and $1,851, as of December 31, 2015 and December 31, 2014, respectively.

Vessel Acquisitions
On August 26, 2013, September 10, 2013, September 17, 2013 and September 19, 2013, Navios Holdings took delivery of the Navios Galileo (2006-built 76,596 dwt), the Navios Amitie (2005-built 75,395 dwt), the Navios Taurus (2005-built 76,596 dwt) and the Northern Star (2005-built 75,395 dwt). The total purchase price for the four vessels was $67,795, of which $27,795 was paid from existing cash and $40,000 was financed through a loan.
On October 25, 2013, Navios Asia took delivery of the N Amalthia, a 2006-built 75,318 dwt Panamax vessel for a purchase price of $17,904, of which $2,750 was paid from the Company's cash, $3,905 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.
On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt Panamax vessel for a purchase price of $17,634, of which $2,900 was paid from the Company's cash, $3,484 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.

On June 4, 2014, Navios Holdings took delivery of the Navios Gem, a 2014-built 181,336 dwt Capesize vessel for a purchase price of $54,368, of which $24,368 was paid in cash and $30,000 was financed through a loan.

On November 24, 2014, Navios Holdings took delivery of the Navios Ray, a 2012-built 179,515 dwt Capesize vessel for a purchase price of $51,539, of which $20,539 was paid in cash and $31,000 was financed through a loan.

Navios Logistics
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, payable at the end of the extended period. As of December 31, 2015, the obligations for these vessels were accounted for as capital leases and the lease payments during each of the years ended December 31, 2015, 2014 and 2013 for both vessels were $1,501, $1,399 and $1,353, respectively.
On August 22, 2014, Navios Logistics entered into an agreement for the acquisition of a second-hand bunker vessel, which was delivered to its core fleet in September 2014. As of December 31, 2014, Navios Logistics paid $5,504, representing full purchase price and other costs, including relocation expenses.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total purchase price of $19,080. These barges were delivered in the second quarter of 2014. During the year ended December 31, 2013, Navios Logistics paid $11,632 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. On October 8, 2013, Navios Logistics exercised the option for the construction of additional 36 dry barges based on the same terms of the initial agreement. These barges were delivered in the third quarter of 2014. During the year ended December 31, 2014 and December 31, 2015, Navios Logistics had paid $52,672 and $800, respectively, for both sets of barges, representing the balance of the purchase price and other acquisition costs, including transportation.
On June 26, 2013, Navios Logistics acquired three pushboats for a total purchase price of $20,250. These pushboats were delivered in the first quarter of 2014. During the year ended December 31, 2013, Navios Logistics paid $19,766 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. During the year ended December 31, 2014, Navios Logistics paid $3,710, representing the balance of the purchase price and other acquisition costs, including transportation.